Employee Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Retirement Benefits [Abstract]
Amount of contributions	$ 118,735	$ 423,413	$ 435,689